Annual Fund Operating Expenses - Invesco PureBeta FTSE Emerging Markets ETF - ETF	Feb. 26, 2021
Operating Expenses:
Management Fees	0.14%
Other Expenses	none
Acquired Fund Fees and Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.19%
Fee Waivers and/or Expense Reimbursement	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursement	0.16%

[1]	“Acquired Fund Fees and Expenses” are indirect fees and expenses that the Fund incurs from investing in the shares of other investment companies (including money market funds). These expenses are based on the total expense ratio of the underlying funds disclosed in each underlying fund’s most recent shareholder report. Please note that the amount of “Total Annual Fund Operating Expenses” shown in the above table differs from the ratio of expenses to average net assets included in the “Financial Highlights” section of this Prospectus, which reflects the operating expenses of the Fund and does not include indirect expenses such as Acquired Fund Fees and Expenses.
[2]	Through August 31, 2022, Invesco Capital Management LLC (the “Adviser”) has contractually agreed to waive a portion of the Fund’s management fee in an amount equal to 100% of the net advisory fees an affiliate of the Adviser receives that are attributable to certain of the Fund’s investments in money market funds managed by that affiliate. This waiver will have the effect of reducing the Acquired Fund Fees and Expenses that are indirectly borne by the Fund. The Adviser cannot discontinue this waiver prior to its expiration.